Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts And Notes Receivable Net [Abstract]
Accounts receivable	$ 15,616	$ 10,022
Less: Provision for doubtful accounts	(1,495)	0	$ 0	$ (49)
Accounts receivable, net	$ 14,121	$ 10,022